UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001

Check here if Amendment  [ ]; Amendment number:
This Amendment (Check only one.): [ ] is a restatement.
				    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Bowling Portfolio Management, Inc.
Address:  2651 Observatory Avenue
          Cincinnati, Ohio 45208

13F File Number:  28-99999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this
Report on Behalf of Report Manager:

Name:		Kathleen A. Wayner
Title:		Executive Vice President
Phone:		513-871-7776
Signature, Place, and Date of Signing:

	Kathleen A. Wayner	Cincinnati, Ohio	July 25, 2001

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for This Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	86

Form 13F Information Table Value Total:	$368,671,000

List of Other Included Managers:

  No.	13F File Number		Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corporation               COM              001957109     1959 89046.000SH       SOLE                 2825.000         86221.000
AVX Corp.                      COM              002444107      346 16490.000SH       SOLE                                  16490.000
Abbott Laboratories            COM              002824100     1922 40050.000SH       SOLE                 5980.000         34070.000
Advanced Micro Devices         COM              007903107     9909 342855.000SH      SOLE                41855.000        301490.000
Agilent Technologies           COM              00846U101      550 16926.000SH       SOLE                 1710.000         15216.000
Alcoa, Inc.                    COM              013817101     3700 93899.000SH       SOLE                 8584.000         85595.000
Allstate Corporation           COM              020002101     3498 79513.000SH       SOLE                17880.000         61633.000
American Express Co.           COM              025816109     3645 93948.000SH       SOLE                 5860.000         88088.000
Anheuser Busch Companies Inc.  COM              035229103     5637 136820.000SH      SOLE                13900.000        122920.000
BP p.l.c.                      COM              055622104     2365 47441.000SH       SOLE                 7972.000         39469.000
BankAmerica Corp.              COM              060505104     6099 101598.000SH      SOLE                11992.000         89796.000
Becton Dickinson               COM              075887109     3232 90315.000SH       SOLE                 6635.000         84100.000
Boeing Co.                     COM              097023105     1073 19301.000SH       SOLE                 4520.000         14781.000
Bristol Myers Squibb Co.       COM              110122108     9111 174210.000SH      SOLE                20720.000        153780.000
Canadian Pacific Limited       COM              135923100     5233 135042.000SH      SOLE                 9930.000        125112.000
Cendant Corp.                  COM              151313103     3581 183625.000SH      SOLE                10400.000        173225.000
Chevron Corporation            COM              166751107     1137 12560.000SH       SOLE                  250.000         12310.000
Citigroup                      COM              172967101     8851 167514.784SH      SOLE                19875.000        147819.784
Computer Associates Internatio COM              204912109     4878 135497.000SH      SOLE                14035.000        121462.000
Conagra, Inc.                  COM              205887102      351 17730.000SH       SOLE                 1670.000         16060.000
Conoco, Inc. Class B           COM              208251405      716 24791.050SH       SOLE                 4112.000         20679.050
Devon Energy                   COM              25179M103      564 10750.000SH       SOLE                 1100.000          9860.000
Dover Corporation              COM              260003108     4934 131037.203SH      SOLE                15530.000        115727.203
Dow Chemical                   COM              260543103      995 29934.000SH       SOLE                 2592.000         27342.000
Dupont E I De Nemours          COM              263534109      375 7776.000 SH       SOLE                 2306.000          5470.000
Equity Office Property Trust   COM              294741103     7332 231795.000SH      SOLE                28710.000        203085.000
Equity Residential Properties  COM              29476L107      693 12258.000SH       SOLE                                  12258.000
FedEx Corporation              COM              31428X106     5509 137040.000SH      SOLE                20545.000        116715.000
Federal National Mortgage Asso COM              313586109      773 9087.795 SH       SOLE                 2560.000          6527.795
Fleetboston Financial Corp.    COM              339030108     1121 28415.000SH       SOLE                  510.000         28215.000
Ford Motor Co.                 COM              345370860     3280 133616.050SH      SOLE                20106.318        113989.732
Freddie Mac                    COM              313400301    10614 151624.000SH      SOLE                16945.000        134909.000
Gannett Co. Inc.               COM              364730101     3170 48109.618SH       SOLE                 2705.000         45574.618
General Dynamics               COM              369550108     8427 108296.000SH      SOLE                12805.000         95491.000
General Motors                 COM              370442105     1308 20330.000SH       SOLE                  520.000         19810.000
Hewlett Packard                COM              428236103     7249 253472.893SH      SOLE                28040.000        225612.893
Honeywell Inc.                 COM              438516106     7551 215796.915SH      SOLE                26165.000        189891.915
Illinois Tool Works            COM              452308109     1971 31131.000SH       SOLE                 2615.000         28676.000
Ingersoll Rand Co.             COM              456866102      970 23552.000SH       SOLE                  832.000         22720.000
International Business Machine COM              459200101    12998 114520.164SH      SOLE                12985.000        101635.164
J.P. Morgan Chase & Co.        COM              46625H100     9237 207706.673SH      SOLE                21465.000        186451.673
Kimberly Clark Corp.           COM              494368103     3545 63408.000SH       SOLE                 7110.000         56518.000
Lehman Brothers                COM              524908100     1086 14066.000SH       SOLE                  220.000         13846.000
Limited Inc.                   COM              532716107     8287 501646.628SH      SOLE                59050.000        443036.628
Lincoln National               COM              534187109      714 13803.000SH       SOLE                 1145.000         12918.000
Loews Corp                     COM              540424108     1847 28665.000SH       SOLE                 1625.000         27220.000
Lowe's Companies Inc.          COM              548661107      877 12095.000SH       SOLE                 1370.000         10935.000
MCI Group (Tracking Stock)     COM              98157D304      472 29294.400SH       SOLE                 3538.000         25792.400
McDonald's Corp.               COM              580135101     3659 135225.000SH      SOLE                20230.000        115295.000
Merck & Company                COM              589331107      708 11081.375SH       SOLE                 1813.000          9268.375
Merrill Lynch & Co., Inc.      COM              590188108      682 11506.000SH       SOLE                  220.000         11286.000
Microsoft Corp.                COM              594918104      563 7715.000 SH       SOLE                                   7715.000
Minnesota Mining & Manufacturi COM              604059105     1413 12385.000SH       SOLE                 1340.000         11045.000
Newell Rubbermaid Inc.         COM              651229106      468 18630.000SH       SOLE                 8400.000         10230.000
Oracle Corp.                   COM              68389X105      190 10000.000SH       SOLE                                  10000.000
PNC Bank Corp.                 COM              693475105      317 4820.000 SH       SOLE                  580.000          4240.000
PPG Industries Inc.            COM              693506107     1441 27407.000SH       SOLE                 1535.000         25872.000
Philip Morris Companies        COM              718154107     1612 32561.000SH       SOLE                 7525.000         25036.000
Procter & Gamble               COM              742718109     8867 138978.818SH      SOLE                18194.000        120944.818
Schering-Plough Corporation    COM              806605101      377 10390.000SH       SOLE                 1830.000          8560.000
Sears                          COM              812387108     1696 40080.000SH       SOLE                 2535.000         37875.000
Texaco, Inc.                   COM              881694103     6786 101804.000SH      SOLE                14200.000         87784.000
Textron Inc.                   COM              883203101     1621 29453.000SH       SOLE                  948.000         28505.000
Tyco International Ltd.        COM              902124106     4140 75943.000SH       SOLE                 5771.000         70402.000
United Technologies Corp.      COM              913017109     3535 48259.000SH       SOLE                 7943.000         40466.000
Verizon Communications         COM              92343V104     6793 126981.000SH      SOLE                16742.000        110479.000
Washington Mutual              COM              939322103     6112 162758.000SH      SOLE                27715.000        135043.000
Weyerhauser Corp.              COM              962166104     2428 44166.000SH       SOLE                 3946.000         40410.000
Williams Companies             COM              969457100     1472 44680.000SH       SOLE                10980.000         34020.000
WorldCom Group                 COM              98157D106    10539 742204.000SH      SOLE                91305.000        651809.000
Adams Express Co.                               006212104    27484 1538024.406SH     SOLE               197552.438        1340471.97
Bancroft Convertible                            059695106      647 30468.000SH       SOLE                                  30468.000
Castle Convertible Fund                         148443104      620 25400.000SH       SOLE                                  25400.000
Central Securities                              155123102     1511 51140.468SH       SOLE                 7280.000         43860.468
Ellsworth Convertible Fund                      289074106     1947 221546.000SH      SOLE                 3100.000        218446.000
Gabelli Convertible Securities                  36240B109      606 56400.000SH       SOLE                                  56400.000
Gabelli Global Multimedia Trus                  36239Q109     4422 422335.152SH      SOLE                50197.000        372138.152
H&Q Healthcare Investors                        404052102     2086 78025.000SH       SOLE                27390.000         50635.000
John Hancock Bank & Thrift Opp                  409735107    27557 3106779.340SH     SOLE               398400.000        2712629.34
Lincoln National Convertible                    534183108      404 26500.000SH       SOLE                                  26500.000
Petroleum & Resources                           716549100     4525 166056.622SH      SOLE                25530.000        141396.622
Putnam Convertible Opportunity                  746479104      370 21566.000SH       SOLE                                  21566.000
Royce Value Trust                               780910105     6784 419051.270SH      SOLE                52991.000        366060.270
Tri-Continental                                 895436103    22482 1032689.237SH     SOLE               125248.000        908271.237
Wendy's Cv Pfd (TECONS) 5% A                    950588202      201 3786.000 SH       SOLE                                   3786.000
Invesco Advantage Global Healt                  46129A700    17912 1190955.931SH     SOLE               141309.690        1050746.24
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